Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000237191
Shareholder Report [Line Items]
Fund Name	U.S. High Yield ETF
Trading Symbol	THYF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. High Yield ETF (the "fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield ETF	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, transportation, and capital goods segments. By credit quality, our underweight allocation in the BB rating tier marginally contributed to relative results.

  Relative to the style-specific benchmark, the fund’s weakest results were in the energy, retail, and media industries. Our positioning in the B and CCC rating tiers detracted, as did selection among BBs.

  Notably, the fund’s assets increased dramatically over the reporting period following several sizable inflows.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We expected more income-driven returns due to very tight spread levels and limited room for capital appreciation. As such, we sought to position the portfolio with a current yield advantage versus the index in an effort to outperform while being cognizant of risk as very tight spread levels did not justify excessive risk taking, in our view. Within the higher-quality rating tiers, we remained underweight BBs and overweight Bs in accordance with our emphasis on current yield. We continued to consider bank loans alongside bonds when looking to optimize our positioning within an issuer’s capital structure.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
10/25/22	$10,000	$10,000	$10,000
11/30/22	$10,218	$10,406	$10,306
2/28/23	$10,393	$10,401	$10,492
5/31/23	$10,436	$10,613	$10,610
8/31/23	$10,877	$10,501	$10,970
11/30/23	$10,982	$10,529	$11,194
2/29/24	$11,461	$10,748	$11,644
5/31/24	$11,691	$10,752	$11,797
8/31/24	$12,093	$11,267	$12,338
11/30/24	$12,362	$11,252	$12,613
2/28/25	$12,583	$11,372	$12,815
5/31/25	$12,607	$11,339	$12,891

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/22
U.S. High Yield ETF (Based on Net Asset Value)	7.84%	9.32%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46%	4.95%
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	9.28%	10.27%

Performance Inception Date	Oct. 25, 2022
AssetsNet	$ 749,472,000
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,978,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$749,472 Number of Portfolio Holdings100 Investment Advisory Fees Paid (000s)$1,978 Portfolio Turnover Rate63.0%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	87.7%
Bank Loans	8.5
Short-Term and Other	3.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

CCO Holdings	2.2%
Cloud Software Group	2.2
Six Flags Entertainment	2.0
DISH Network	1.9
Aretec Escrow Issuer 2	1.9
Enbridge	1.8
eG Global Finance	1.7
HLF Financing / Herbalife International	1.6
Uniti Group / Uniti Group Finance / CSL Capital	1.6
First Quantum Minerals	1.5

Material Fund Change Name [Text Block]